Inventory (Tables)	12 Months Ended
Jul. 31, 2022
Classes of current inventories [abstract]
Schedule of inventories
	As at July 31, 2022
	Capitalized	Biological asset fair
	cost	value adjustment	Total
Dried cannabis	$30,636	$23,600	$54,236
Purchased dried cannabis	662	–	662
Extracts	3,928	–	3,928
Purchased extracts	478	–	478
Packaging and supplies	7,105	–	7,105
	$42,809	$23,600	$66,409

	As at July 31, 2021
	Capitalized	Biological asset fair
	cost	value adjustment	Total
Dried cannabis	$81,784	$24,257	$106,041
Purchased dried cannabis	1,754	–	1,754
Extracts	11,945	4,411	16,356
Purchased extracts	2,247	–	2,247
Packaging and supplies	8,929	–	8,929
	$106,659	$28,668	$135,327